Consolidated Statements of Changes in Noncontrolling Interests and Stockholders Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Rex Energy Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2012	$ 412,294	$ 52	$ 451,062	$ (39,595)	$ 411,519	$ 775
Balance (in shares) at Dec. 31, 2012		53,213
Non-Cash Compensation (in shares)		0
Non-Cash Compensation	1,204	0	1,204	0	1,204	0
Stock Option Exercises (in shares)		17
Stock Option Exercises	166	0	166	0	166	0
Issuance of Restricted Stock, Net of Forfeitures (in shares)		(2)
Issuance of Restricted Stock, Net of Forfeitures	0	0	0	0	0	0
Capital Distributions	(9)	0	0	0	0	(9)
Net Income (Loss)	(2,401)	0	0	(2,834)	(2,834)	433
Balance at Mar. 31, 2013	$ 411,254	$ 52	$ 452,432	$ (42,429)	$ 410,055	$ 1,199
Balance (in shares) at Mar. 31, 2013		53,228